PROPERTY AND EQUIPMENT, NET - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expenses	¥ 9,461	¥ 7,668	¥ 13,077